Carillon Reams Core Plus Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 29.7%		Par	Value
U.S. Treasury Bonds
2.38%, 02/15/2042		$16,555,000	$12,267,514
4.25%, 08/15/2054		181,980,000	167,990,288
4.75%, 08/15/2055		28,290,000	28,387,247
U.S. Treasury Inflation Indexed Bonds, 2.38%, 02/15/2055		63,708,585	62,190,529
U.S. Treasury Notes
3.88%, 09/30/2029		11,250,000	11,326,904
4.38%, 12/31/2029		30,220,000	31,001,471
3.88%, 08/31/2032		74,030,000	73,810,223
3.88%, 08/15/2034		71,877,000	70,776,383
4.25%, 08/15/2035		136,595,000	137,704,834
TOTAL U.S. TREASURY SECURITIES (Cost $604,475,913)			595,455,393

ASSET-BACKED SECURITIES - 25.2%		Par	Value
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)		5,411,428	5,400,840
AMSR Trust
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)		1,244,481	1,239,761
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)		3,635,000	3,528,090
Series 2022-SFR3, Class A, 4.00%, 10/17/2039 (a)		2,385,000	2,365,661
Series 2023-SFR1, Class A, 4.00%, 04/17/2040 (a)		2,805,000	2,772,296
Series 2023-SFR2, Class A, 3.95%, 06/17/2040 (a)		945,000	933,675
Series 2024-SFR1, Class A, 4.29%, 07/17/2041 (a)(b)		2,080,000	2,072,580
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (a)		1,620,000	1,596,853
Series 2025-SFR1, Class A, 3.66%, 06/17/2042 (a)		3,730,000	3,586,025
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)		3,800,000	3,744,495
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027 (a)		16,680,000	16,360,093
Series 2022-3A, Class A, 4.62%, 02/20/2027 (a)		4,608,333	4,611,673
Series 2023-4A, Class A, 5.49%, 06/20/2029 (a)		2,705,000	2,783,011
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)		1,960,000	2,027,108
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)		2,135,000	2,201,154
Series 2025-1A, Class A, 4.80%, 08/20/2029 (a)		5,545,000	5,616,658
Series 2025-2A, Class A, 5.12%, 08/20/2031 (a)		12,180,000	12,515,913
Series 2025-4A, Class A, 4.40%, 02/20/2032 (a)		18,540,000	18,430,718
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028		1,730,942	1,743,167
Series 2024-A, Class A2A, 5.42%, 02/25/2027		1,430,422	1,432,964
Series 2024-A, Class A2B, 4.70% (30 day avg SOFR US + 0.34%), 02/25/2027		807,512	807,829
Series 2025-A, Class A2B, 4.66% (30 day avg SOFR US + 0.30%), 10/25/2027		11,197,739	11,197,751
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042 (a)		9,145,000	8,790,522
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3, 4.87%, 02/15/2028		6,626,880	6,652,199
Series 2024-1, Class A2A, 4.61%, 10/15/2027		1,671,637	1,673,934
Series 2024-1, Class A2B, 4.69% (30 day avg SOFR US + 0.32%), 10/15/2027		1,523,170	1,523,457
CarMax Auto Owner Trust, Series 2025-3, Class A2A, 4.42%, 08/15/2028		6,395,000	6,423,419
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 4.91% (30 day avg SOFR US + 0.54%), 11/16/2026 (a)		386,827	386,899
Corevest American Finance Trust, Series 2020-4, Class A, 1.17%, 12/15/2052 (a)		522,199	520,067
Discover Card Execution Note Trust, Series 2023-A2, Class A, 4.93%, 06/15/2028		5,115,000	5,147,710
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)		12,336,191	12,278,605
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)		9,894,265	9,662,489
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)		1,200,717	1,168,207
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)		1,285,373	1,281,192
Ford Credit Auto Owner Trust
Series 2024-B, Class A2A, 5.40%, 04/15/2027		1,314,514	1,317,786
Series 2024-B, Class A2B, 4.77% (30 day avg SOFR US + 0.40%), 04/15/2027		2,153,234	2,153,402
Series 2024-C, Class A2B, 4.77% (30 day avg SOFR US + 0.40%), 08/15/2027		2,514,696	2,516,362
Series 2024-D, Class A2A, 4.59%, 10/15/2027		1,919,645	1,923,559
Series 2024-D, Class A2B, 4.69% (30 day avg SOFR US + 0.32%), 10/15/2027		2,217,323	2,217,955
FRTKL, Series 2021-SFR1, Class A, 1.57%, 09/17/2038 (a)		2,005,000	1,950,383
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 02/16/2027		11,693	11,698
Series 2024-1, Class A2B, 4.77% (30 day avg SOFR US + 0.40%), 02/16/2027		17,350	17,351
Series 2024-3, Class A2A, 5.35%, 06/16/2027		890,012	891,599
Series 2024-3, Class A2B, 4.73% (30 day avg SOFR US + 0.36%), 06/16/2027		890,012	890,274
Series 2025-1, Class A2B, 4.70% (30 day avg SOFR US + 0.33%), 01/18/2028		9,580,568	9,583,257
Series 2025-2, Class A2A, 4.40%, 02/16/2028		2,937,391	2,941,974
Series 2025-3, Class A2A, 4.32%, 06/16/2028		12,095,000	12,136,827
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.91%, 09/25/2029 (a)		11,545,000	11,646,404
Series 2025-2A, Class A, 5.13%, 09/25/2031 (a)		7,910,000	8,017,564
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)		12,125,000	12,305,796
Series 2025-4A, Class A, 5.41%, 12/25/2031 (a)		8,440,000	8,624,708
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)		15,255,000	14,869,338
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)		3,776,748	3,668,244
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)		2,440,868	2,266,993
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028		3,211,411	3,241,768
Series 2024-2, Class A2, 5.48%, 11/18/2026		2,331,257	2,334,440
Series 2025-2, Class A2A, 4.30%, 01/18/2028		4,085,000	4,091,275
Series 2025-3, Class A2A, 4.19%, 03/21/2028		12,060,000	12,094,238
Series 2025-3, Class A2B, 4.74% (30 day avg SOFR US + 0.35%), 03/21/2028		8,535,000	8,541,563
Hyundai Auto Receivables Trust
Series 2024-B, Class A2A, 5.15%, 06/15/2027		1,835,651	1,839,807
Series 2024-B, Class A2B, 4.74% (30 day avg SOFR US + 0.37%), 06/15/2027		1,600,974	1,601,328
Series 2025-A, Class A2A, 4.33%, 12/15/2027		7,380,000	7,389,286
Series 2025-A, Class A2B, 4.71% (30 day avg SOFR US + 0.34%), 12/15/2027		8,965,000	8,968,411
Series 2025-B, Class A2A, 4.45%, 08/15/2028		8,060,000	8,092,342
Series 2025-C, Class A2A, 3.97%, 07/17/2028		20,995,000	21,006,533
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)		6,109,534	5,986,763
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2B, 4.79% (30 day avg SOFR US + 0.42%), 02/16/2027		1,318,046	1,318,590
Series 2024-B, Class A2B, 4.81% (30 day avg SOFR US + 0.44%), 12/15/2026		811,986	812,265
Mercedes-Benz Auto Receivables Trust
Series 2024-1, Class A2B, 4.74% (30 day avg SOFR US + 0.37%), 05/17/2027		55,950	55,953
Series 2025-1, Class A2B, 4.69% (30 day avg SOFR US + 0.32%), 02/15/2028		9,812,154	9,814,026
Nissan Auto Receivables Owner Trust
Series 2024-A, Class A2B, 4.75% (30 day avg SOFR US + 0.38%), 12/15/2026		2,928,242	2,928,945
Series 2024-B, Class A2B, 4.75% (30 day avg SOFR US + 0.38%), 06/15/2027		4,556,480	4,558,540
Series 2025-A, Class A2A, 4.50%, 02/15/2028		15,825,000	15,892,528
Porsche Financial Auto Securitization Trust
Series 2024-1A, Class A2A, 4.45%, 01/24/2028 (a)		1,345,096	1,345,681
Series 2024-1A, Class A2B, 4.67% (30 day avg SOFR US + 0.28%), 01/24/2028 (a)		1,131,538	1,131,729
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (a)		4,784,692	4,748,516
Series 2021-SFR5, Class A, 1.43%, 07/17/2038 (a)		2,660,140	2,617,413
Series 2021-SFR7, Class A, 1.69%, 08/17/2040 (a)		2,479,855	2,313,893
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)		2,755,778	2,697,571
Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)		1,517,873	1,420,987
Series 2022-SFR2, Class A, 2.95%, 04/17/2027 (a)		9,293,378	9,088,880
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (a)		965,069	963,889
Series 2024-SFR4, Class A, 3.10%, 07/17/2041 (a)		5,473,803	5,218,078
Series 2024-SFR5, Class A, 3.00%, 08/09/2029 (a)		1,209,994	1,145,683
Series 2025-SFR1, Class A, 3.40%, 02/17/2042 (a)		1,073,673	1,025,650
Series 2025-SFR3, Class A, 3.39%, 07/17/2042 (a)		6,590,000	6,242,513
Series 2025-SFR4, Class A, 4.30%, 08/17/2042 (a)		8,035,000	7,947,630
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)		8,750,000	8,416,304
STAR Trust
Series 2022-SFR3, Class A, 5.80% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)		9,573,601	9,607,504
Series 2025-SFR5, Class A, 5.60% (1 mo. Term SOFR + 1.45%), 02/17/2042 (a)		3,914,833	3,926,212
Toyota Auto Receivables Owner Trust
Series 2024-A, Class A2B, 4.72% (30 day avg SOFR US + 0.35%), 12/15/2026		10,190	10,190
Series 2024-C, Class A2A, 5.16%, 05/17/2027		1,613,199	1,616,389
Series 2024-C, Class A2B, 4.74% (30 day avg SOFR US + 0.37%), 05/17/2027		1,613,199	1,613,646
Series 2025-B, Class A2A, 4.46%, 03/15/2028		4,015,000	4,025,097
Series 2025-C, Class A2A, 4.29%, 06/15/2028		10,160,000	10,190,735
Series 2025-C, Class A2B, 4.67% (30 day avg SOFR US + 0.30%), 06/15/2028		10,545,000	10,549,865
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.94%, 07/17/2038 (a)		3,531,974	3,461,740
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 06/15/2028 (a)		3,610,000	3,622,362
Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, 06/20/2029		6,605,000	6,660,709
World Omni Auto Receivables Trust
Series 2025-B, Class A2A, 4.38%, 08/15/2028		3,860,000	3,866,561
Series 2025-C, Class A2A, 4.19%, 10/16/2028		6,940,000	6,953,879
TOTAL ASSET-BACKED SECURITIES (Cost $501,733,047)			505,426,396

CORPORATE BONDS - 24.2%		Par	Value
Airlines - 1.8%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)		1,789,002	1,829,304
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (a)		7,679,172	7,689,920
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029		1,633,610	1,575,106
Series 2019-1, Class AA, 3.15%, 02/15/2032		1,831,092	1,714,410
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)		1,246,782	1,178,729
Series 2020-1, Class A, 4.25%, 11/15/2032 (a)		2,236,232	2,179,588
Series 2021-1, Class A, 2.90%, 03/15/2035 (a)		607,191	551,043
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028		7,490,509	7,174,305
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 2.75%, 05/15/2032		4,143,802	3,670,306
Series 2020-1, Class A, 4.00%, 11/15/2032		1,449,872	1,363,535
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027		1,993,826	1,953,129
Series 2016-2, Class AA, 2.88%, 10/07/2028		1,265,954	1,205,797
Series 2018-1, Class AA, 3.50%, 09/01/2031		3,444,905	3,304,811
Series 2019-1, Class AA, 4.15%, 08/25/2031		1,046,858	1,021,387
			36,411,370

Auto Manufacturers - 2.7%
American Honda Finance Corp., 5.20%, 03/05/2035		5,210,000	5,292,890
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026		3,270,000	3,296,037
General Motors Financial Co., Inc.
6.05%, 10/10/2025		2,555,000	2,555,937
1.25%, 01/08/2026		9,890,000	9,808,180
6.00%, 01/09/2028		16,680,000	17,276,406
Toyota Motor Credit Corp., 4.80%, 05/15/2030		4,415,000	4,521,635
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (a)		8,180,000	8,288,335
3.75%, 05/13/2030 (a)		3,980,000	3,822,238
			54,861,658

Banks - 6.6%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029		9,645,000	9,823,279
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036		14,458,000	15,113,131
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030		5,235,000	5,259,360
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033		8,860,000	8,967,066
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035		2,680,000	2,779,101
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036		11,785,000	12,046,648
HSBC Holdings PLC, 4.95%, 03/31/2030		6,025,000	6,179,217
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028		3,295,000	3,323,153
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033		9,180,000	9,360,909
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036		14,460,000	15,128,188
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030		8,245,000	8,339,583
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033		4,560,000	4,920,366
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030		9,625,000	9,951,466
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031		11,230,000	11,291,467
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035		9,700,000	9,910,898
			132,393,832

Capital Markets - 2.6%
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036		14,460,000	15,139,715
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036		5,265,000	5,384,650
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034		4,850,000	4,942,890
The Goldman Sachs Group, Inc., 5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036		14,460,000	15,093,986
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (a)		4,805,000	4,756,457
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030 (a)(c)		1,190,000	1,136,589
5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034 (a)		4,570,000	4,888,582
			51,342,869

Consumer Finance - 0.3%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028		6,305,000	6,412,579

Containers & Packaging - 0.3%
Sonoco Products Co., 3.13%, 05/01/2030		6,620,000	6,254,774

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 5.25%, 04/02/2035		6,015,000	6,116,737

Electric - 4.7%
Appalachian Power Co., 2.70%, 04/01/2031		7,965,000	7,258,546
DTE Electric Co., 5.20%, 04/01/2033		7,735,000	8,033,159
Duke Energy Florida LLC
5.88%, 11/15/2033		2,360,000	2,546,285
5.65%, 04/01/2040		5,936,000	6,193,473
Duke Energy Indiana LLC, 5.25%, 03/01/2034		4,450,000	4,591,301
Duke Energy Progress LLC, 5.25%, 03/15/2033		8,245,000	8,579,564
Entergy Arkansas LLC
5.30%, 09/15/2033		6,130,000	6,355,166
5.45%, 06/01/2034		5,355,000	5,597,575
3.35%, 06/15/2052		5,820,000	4,036,423
Entergy Louisiana LLC, 5.35%, 03/15/2034		5,595,000	5,805,628
Indianapolis Power & Light Co., 5.65%, 12/01/2032 (a)		6,805,000	7,127,096
MidAmerican Energy Co., 5.35%, 01/15/2034		3,940,000	4,114,739
Monongahela Power Co., 5.85%, 02/15/2034 (a)		5,420,000	5,728,439
Public Service Co. of New Hampshire, 5.35%, 10/01/2033		9,575,000	10,019,134
San Diego Gas & Electric Co., 5.40%, 04/15/2035		6,255,000	6,459,642
Wisconsin Public Service Corp., 2.85%, 12/01/2051		3,910,000	2,474,502
			94,920,672

Electric Utilities - 1.9%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030		8,270,000	8,094,757
Union Electric Co., 5.20%, 04/01/2034		6,445,000	6,640,050
Virginia Electric and Power Co., 5.15%, 03/15/2035		6,840,000	6,965,023
Wisconsin Power and Light Co.
1.95%, 09/16/2031		4,760,000	4,117,732
3.95%, 09/01/2032		7,150,000	6,862,825
4.95%, 04/01/2033		5,725,000	5,798,988
			38,479,375

Ground Transportation - 0.3%
Union Pacific Corp, 5.10%, 02/20/2035		5,275,000	5,423,301

Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp., 4.95%, 03/03/2035		5,275,000	5,344,407

Insurance - 0.5%
MetLife, Inc., 5.38%, 07/15/2033		9,025,000	9,506,644

Multi-Utilities - 0.2%
Dominion Energy, Inc., 3.38%, 04/01/2030		4,750,000	4,562,447

Oil & Gas - 0.6%
BP Capital Markets America, Inc., 5.23%, 11/17/2034		10,915,000	11,273,918

Oil, Gas & Consumable Fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030		7,980,000	7,863,327

Tobacco - 0.3%
Altria Group, Inc., 2.45%, 02/04/2032		6,060,000	5,334,438

Transportation - 0.4%
Canadian Pacific Railway Co., 5.20%, 03/30/2035		8,555,000	8,816,944
TOTAL CORPORATE BONDS (Cost $479,803,809)			485,319,292

AGENCY MORTGAGE-BACKED SECURITIES - 17.3%		Par	Value
Fannie Mae Pool
4.00%, 10/15/2055 (d)		58,225,000	54,869,054
4.50%, 10/15/2055 (d)		50,345,000	48,827,494
5.00%, 10/15/2055 (d)		60,010,000	59,509,346
5.50%, 10/15/2055 (d)		144,325,000	145,513,945
6.00%, 10/15/2055 (d)		38,585,000	39,417,960
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $343,993,846)			348,137,799

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0%		Par	Value
BANK
Series 2020-BN30, Class A2, 1.36%, 12/15/2053		2,016,000	2,004,092
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057		3,535,000	3,762,238
Series 2024-BNK48, Class A5, 5.05%, 10/15/2057		1,569,000	1,596,870
Series 2025-BNK49, Class A5, 5.62%, 03/15/2058 (e)		4,195,000	4,441,565
Series 2025-BNK50, Class A5, 5.65%, 05/15/2068 (e)		2,178,000	2,307,186
BBCMS Mortgage Trust
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (e)		2,559,840	2,877,671
Series 2024-C24, Class A5, 5.42%, 02/15/2057		2,625,000	2,740,486
Series 2025-5C37, Class A3, 5.02%, 09/15/2058		4,430,000	4,532,208
Series 2025-C32, Class A5, 5.72%, 02/15/2062		1,415,000	1,508,334
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051		1,115,631	1,105,033
Series 2021-B23, Class A2, 1.62%, 02/15/2054		4,463,038	4,198,656
Series 2021-B24, Class A2, 1.95%, 03/15/2054		3,638,000	3,525,540
Series 2022-B33, Class A2, 3.32%, 03/15/2055		8,420,000	8,189,691
Series 2025-V17, Class A3, 5.07%, 09/15/2058		4,435,000	4,543,556
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057		3,984,000	4,239,193
Series 2025-5C12, Class A3, 5.18%, 10/15/2058		2,425,000	2,493,613
Series 2025-C11, Class A5, 5.69%, 02/15/2058		3,635,000	3,854,970
Series 2025-C12, Class A5, 5.87%, 06/15/2058 (e)		4,365,000	4,685,987
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (a)(e)		8,543,422	7,078,358
Series 2021-J3, Class A3A, 2.50%, 09/25/2051 (a)(e)		4,158,577	3,444,146
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053		352,473	351,814
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051 (a)(e)		9,111,354	7,551,745
Series 2021-3INV, Class A18, 5.00%, 06/25/2051 (a)(e)		2,042,938	2,015,458
Series 2021-3INV, Class A2, 2.50%, 06/25/2051 (a)(e)		3,763,307	3,119,134
Series 2021-4, Class A1, 2.50%, 06/01/2051 (a)(e)		11,620,455	9,652,856
Series 2021-6INV, Class A4, 2.50%, 08/25/2051 (a)(e)		2,033,689	1,688,121
Series 2021-7, Class A1, 2.50%, 08/25/2051 (a)(e)		11,230,525	9,307,612
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050 (a)(e)		2,510,556	2,168,494
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (a)(e)		1,449,730	1,200,671
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(e)		8,378,544	6,954,845
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051 (a)(e)		2,475,824	2,052,032
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (a)(e)		6,202,659	5,885,437
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (a)(e)		2,416,116	2,001,034
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053 (a)(e)		2,727,767	2,363,714
JP Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%, 05/25/2047 (a)(e)		2,150,276	1,945,798
Series 2020-9, Class A4, 2.50%, 05/25/2051 (a)(e)		3,161,231	2,942,799
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(e)		4,836,762	4,020,936
Series 2021-10, Class A3A, 2.00%, 12/25/2051 (a)(e)		11,105,878	8,788,481
Series 2021-12, Class A3, 2.50%, 02/25/2052 (a)(e)		801,874	665,618
Series 2021-13, Class A3A, 2.00%, 04/25/2052 (a)(e)		3,745,754	2,980,163
Series 2021-14, Class A12, 5.00%, 05/25/2052 (a)(e)		3,182,367	3,090,437
Series 2021-14, Class A3A, 2.00%, 05/25/2052 (a)(e)		2,897,102	2,310,543
Series 2021-15, Class A2, 3.00%, 06/25/2052 (a)(e)		8,635,793	7,472,880
Series 2021-15, Class A3, 2.50%, 06/25/2052 (a)(e)		2,883,650	2,397,115
Series 2021-3, Class A3, 2.50%, 07/25/2051 (a)(e)		6,407,295	5,326,243
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(e)		3,140,858	2,601,268
Series 2021-7, Class A3, 2.50%, 11/25/2051 (a)(e)		1,902,563	1,581,559
Series 2021-8, Class A3, 2.50%, 12/25/2051 (a)(e)		9,961,119	8,280,459
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052 (a)(e)		2,969,074	2,460,777
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (a)(e)		7,296,444	6,318,268
Series 2022-1, Class A2, 3.00%, 07/25/2052 (a)(e)		4,084,776	3,529,402
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (a)(e)		1,894,026	1,636,511
Series 2022-6, Class A3, 3.00%, 11/25/2052 (a)(e)		950,160	823,350
Series 2022-7, Class 1A2, 3.00%, 12/25/2052 (a)(e)		2,713,280	2,353,942
Series 2024-3, Class A3, 3.00%, 05/25/2054 (a)(e)		6,977,514	6,018,110
Series 2024-7, Class A3, 3.00%, 04/25/2053 (a)(e)		4,687,275	4,047,171
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055 (a)(b)		9,635,997	9,675,185
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056 (a)(b)		6,034,791	6,038,626
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class A1, 2.50%, 04/25/2051 (a)(e)		4,528,541	3,750,551
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (a)(e)		640,201	593,273
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (a)(e)		2,295,139	1,902,161
Series 2022-J2, Class A2, 3.00%, 08/25/2052 (a)(e)		6,361,916	5,493,915
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (a)(e)		5,803,475	5,010,941
Series 2023-J1, Class A1, 4.50%, 01/25/2053 (a)(e)		2,729,302	2,613,212
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (a)(e)		3,905,182	3,477,889
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051 (a)(e)		1,625,621	1,409,067
PSMC Trust, Series 2021-2, Class A3, 2.50%, 05/25/2051 (a)(e)		3,445,424	3,116,334
RIDE Trust, Series 2025-SHRE, Class A, 5.62%, 02/14/2047 (a)(e)		5,000,000	5,136,401
Sequoia Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/25/2051 (a)(e)		5,461,032	4,533,082
Series 2021-9, Class A1, 2.50%, 01/25/2052 (a)(e)		3,937,060	3,268,067
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)		6,305,000	5,604,123
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055 (a)(e)		1,629,066	1,620,697
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051 (a)(e)		2,088,724	2,060,721
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.19%, 10/15/2058		1,630,000	1,677,068
Series 2025-C64, Class A5, 5.65%, 02/15/2058		1,865,000	1,973,504
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050 (a)(e)		977,727	810,319
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $279,202,147)			280,799,326

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.7%		Par	Value
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	204,760,000	34,631,595
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $31,226,054)			34,631,595

MEDIUM-TERM NOTES - 0.6%		Par	Value
BNP Paribas Issuance BV
10/15/2025 (a)(g)		903,000	1,100,576
11/14/2025 (a)(g)		1,070,000	1,192,301
12/30/2025 (a)(h)	EUR	1,019,000	1,221,723
Citigroup Global Markets Holdings, Inc.
10/15/2025 (i)	GBP	651,000	847,679
11/13/2025 (i)	GBP	889,000	1,387,560
11/17/2025 (j)		1,037,000	1,074,581
11/17/2025 (k)		1,037,000	1,158,951
12/29/2025 (a)(l)		322,000	224,682
12/30/2025 (m)		1,254,000	1,303,571
Nomura International Funding Pte Ltd.
11/04/2025 (a)(n)		765,000	940,147
11/04/2025 (a)(o)		893,000	762,095
12/31/2025 (a)(p)	EUR	939,000	1,102,436
TOTAL MEDIUM-TERM NOTES (Cost $11,661,852)			12,316,302

SHORT-TERM INVESTMENTS - 2.1%		Par	Value
U.S. Treasury Bills - 2.1%
4.11%, 12/09/2025 (f)		42,005,000	41,693,857
TOTAL SHORT-TERM INVESTMENTS (Cost $41,678,453)			41,693,857

TOTAL INVESTMENTS - 114.8% (Cost $2,293,775,121)			2,303,779,960
Liabilities in Excess of Other Assets - (14.8)%			(296,617,537)
TOTAL NET ASSETS - 100.0%			$2,007,162,423
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

BRL - Brazilian Real
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	To-be-announced security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(f)	Zero Coupon instrument. The rate shown is the annualized effective yield as of September 30, 2025.
(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic USD CMS 10Y10Y Rate from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS 5Y Rate from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic SONIA CMS7 Rate from its initial underlying value to its final underlying value.

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 2Y2Y SOFR CMS Rate from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 10Y10Y SOFR CMS Rate from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the S&P 500 Index and the ICE IBA - USD SOFR ICE Swap Rate 5Y (each, an “underlying”) from its initial underlying value to its final underlying value.

(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic SOFR CMS7 from its initial underlying value to its final underlying value.

(n)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 20Y USD SWAP Reference Rate and the 10Y USD SWAP Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(o)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 4Y USD Swap Reference Rate and the 2Y USD Swap Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(p)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 7Y EUR CMS from its initial underlying value to its final underlying value.

Carillon Reams Core Plus Bond Fund
Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	11/03/2025	AUD	30,643,000	USD	20,047,784	$238,929
Barclays Capital, Inc.	10/27/2025	INR	1,499,004,070	USD	17,265,654	(408,593)
Barclays Capital, Inc.	11/13/2025	USD	1,201,283	GBP	889,000	5,462
Goldman Sachs	10/02/2025	BRL	114,283,647	USD	21,487,543	(25,278)
Goldman Sachs	12/03/2025	CAD	29,841,208	USD	21,719,362	(211,664)
Goldman Sachs	10/27/2025	INR	96,556,900	USD	1,100,000	(14,169)
Goldman Sachs	10/02/2025	USD	20,287,158	BRL	114,283,647	(1,175,107)
Goldman Sachs	10/15/2025	USD	880,094	GBP	651,000	4,483
J.P. Morgan Securities, Inc.	10/02/2025	BRL	114,283,647	USD	21,401,432	60,833
J.P. Morgan Securities, Inc.	10/02/2025	USD	21,487,543	BRL	114,283,647	25,278
J.P. Morgan Securities, Inc.	12/02/2025	USD	31,021,267	BRL	169,489,394	(347,388)
J.P. Morgan Securities, Inc.	11/28/2025	USD	41,545,313	CHF	32,964,129	(157,258)
J.P. Morgan Securities, Inc.	10/30/2025	USD	18,853,745	CNY	134,385,390	(62,015)
J.P. Morgan Securities, Inc.	12/30/2025	USD	1,195,597	EUR	1,019,000	(7,133)
J.P. Morgan Securities, Inc.	12/31/2025	USD	1,107,885	EUR	939,000	(474)
Net Unrealized Appreciation (Depreciation)						$(2,074,094)

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
INR - Indian Rupee
USD - United States Dollar

Carillon Reams Core Plus Bond Fund
Schedule of Credit Default Swap Contracts
September 30, 2025 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American High Yield Index Series 45	5.00%	Quarterly	B2/B	12/20/2030	$91,560,000	$6,978,419	$6,996,991	$(18,572)
	0.000%					$6,978,419	$6,996,991	$(18,572)

* Intercontinental Exchange is the central clearing party.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $44,236 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Reams Core Plus Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$595,455,393	$–	$595,455,393
Asset-Backed Securities	–	505,426,396	–	505,426,396
Corporate Bonds	–	485,319,292	–	485,319,292
Agency Mortgage-Backed Securities	–	348,137,799	–	348,137,799
Commercial Mortgage-Backed Securities	–	280,799,326	–	280,799,326
Foreign Government Debt Obligations	–	34,631,595	–	34,631,595
Medium-Term Notes	–	12,316,302	–	12,316,302
U.S. Treasury Bills	–	41,693,857	–	41,693,857
Total Investments	$–	$2,303,779,960	$–	$2,303,779,960
Credit Default Swaps*	$–	$6,978,419	$–	$6,978,419
Forward Currency Contracts*	–	(2,074,094)	–	(2,074,094)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.